STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2024
SCHEDULE OF WARRANT ACTIVITY

The following table summarizes the activity relating to the Company’s stock warrants held by Related Parties (all of which are fully vested):

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at March 31, 2022	210,333,333	$0.18	4.1
Granted	818,181,819	0.033
Exercised	-	-	-
Expired, terminated, or forfeited	(1,028,515,152)	0.06	-
Outstanding at March 31, 2023	-	$-	-
Granted	-	-	-
Exercised	-	-	-
Expired, terminated, or forfeited	-	-	-
Outstanding at March 31, 2024	-	$-	-

SUMMARY OF WARRANT OUTSTANDING AND EXERCISABLE WARRANTS

The following table summarizes additional information relating to all stock warrants outstanding and warrants exercisable as of March 31, 2024: -

All Warrants Outstanding			All Warrants Exercisable
	Weighted Average Remaining Contractual	Weighted Average		Weighted Average
Number of Shares	life (in years)	Exercise Price	Number of Shares	Exercise Price
208,333,333	3.0	$0.0012	208,333,333	$0.0012
208,333,333			208,333,333

Directors Officers And Employees [Member]
SCHEDULE OF WARRANT ACTIVITY

The following table summarizes the activity relating to the Company’s vested and unvested stock warrants held by Directors, Officers, and Employees:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at March 31, 2022	19,700,000	$0.03	2.6
Granted	8,444,663	0.0001	5.0
Exercised	-	-	-
Expired or forfeited	(4,700,000)
Outstanding at March 31, 2023	23,444,663	$0.02	2.9
Less: unvested at March 31, 2023	1,875,000	$0.01	1.1
Vested at March 31, 2023	21,569,663	$0.02	3.1
Granted	-	-	-
Exercised	-	-	-
Expired or forfeited	-	-	-
Vested at March 31, 2024	21,569,663	$0.02	3.1

Independent Sales Force [Member]
SCHEDULE OF WARRANT ACTIVITY

The following table summarizes the activity relating to the Company’s stock warrants held by members of the Company’s independent sales force (all of which are fully vested):

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at March 31, 2022	2,180,000	$0.02	1.2
Granted	-
Exercised	-
Expired or forfeited	-
Outstanding at March 31,2023	2,180,000	$0.01	0.2
Granted	-
Exercised	-
Expired or forfeited	-
Outstanding at March 31,2024	2,180,000	$0.01	0.2